JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 40.3%
Fixed Income — 27.1%
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,365	26,587
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,398	26,641
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,129	19,073
JPMorgan High Yield Fund Class R6 Shares (a)	6,502	47,526
JPMorgan Income Fund Class R6 Shares (a)	3,757	35,695
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	9,883	108,321
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	11,875	116,736

Total Fixed Income		380,579

U.S. Equity — 13.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,817	184,537

TOTAL INVESTMENT COMPANIES (Cost $506,217)		565,116

EXCHANGE-TRADED FUNDS — 27.7%
Alternative Assets — 2.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	285	27,393

Fixed Income — 8.4%
JPMorgan High Yield Research Enhanced ETF (a)	1,164	60,595
JPMorgan U.S. Aggregate Bond ETF (a)	1,053	57,142

Total Fixed Income		117,737

International Equity — 13.0%
iShares Core MSCI Emerging Markets ETF	754	46,592
JPMorgan BetaBuilders International Equity ETF (a)	2,325	136,797

Total International Equity		183,389

U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	317	27,788
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	291	18,678
JPMorgan U.S. Value Factor ETF (a)	397	14,088

Total U.S. Equity		60,554

TOTAL EXCHANGE-TRADED FUNDS (Cost $341,558)		389,073

	Principal Amount ($000)
CORPORATE BONDS — 9.6%
Aerospace & Defense — 0.3%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	845	912
Boeing Co. (The)
1.95%, 2/1/2024	75	77
1.43%, 2/4/2024	70	70
2.50%, 3/1/2025	210	216
2.75%, 2/1/2026	70	73
2.20%, 2/4/2026	45	45
2.70%, 2/1/2027	1,403	1,453
3.45%, 11/1/2028	155	165
L3Harris Technologies, Inc.
1.80%, 1/15/2031	159	153
Leidos, Inc.
2.30%, 2/15/2031	63	62
Lockheed Martin Corp.
2.80%, 6/15/2050	237	234
Northrop Grumman Corp.
5.15%, 5/1/2040	191	249
3.85%, 4/15/2045	409	464
Raytheon Technologies Corp.
2.25%, 7/1/2030	322	325
3.75%, 11/1/2046	192	213

		4,711

Automobiles — 0.4%
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (b)	371	373
General Motors Co.
6.80%, 10/1/2027	640	799
Hyundai Capital America
1.15%, 11/10/2022 (b)	834	838
2.65%, 2/10/2025 (b)	530	551
1.30%, 1/8/2026 (b)	80	79
2.38%, 10/15/2027 (b)	680	689
1.80%, 1/10/2028 (b)	125	122
Kia Corp. (South Korea)
3.25%, 4/21/2026 (b)	235	251
Nissan Motor Acceptance Co. LLC
2.80%, 1/13/2022 (b)	322	324
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (b)	253	269
4.35%, 9/17/2027 (b)	855	939
Stellantis Finance US, Inc.
1.71%, 1/29/2027 (b)	239	238
Volkswagen Group of America Finance LLC (Germany)
1.25%, 11/24/2025 (b)	310	309

		5,781

Banks — 1.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (b) (c)	200	199

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	845	909
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	880	985
Banco Santander SA (Spain)
1.85%, 3/25/2026	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	199
2.75%, 12/3/2030	600	597
Bank of America Corp.
4.00%, 1/22/2025	1,345	1,463
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	454	451
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,094	1,202
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	950	917
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (b)	360	386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	200	200
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	257	274
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	338	340
3.65%, 3/16/2025	845	907
4.34%, 1/10/2028	235	263
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (c)	645	642
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	264	262
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	230	223
Citigroup, Inc.
3.88%, 3/26/2025	1,165	1,265
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	249	246
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	389	423
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	20	20
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	328	375
Commonwealth Bank of Australia (Australia)
3.31%, 3/11/2041 (b)	250	257
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	880	959
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	282	278
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	600	596
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	200	221
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,495	1,496
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200	198
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	225	226
Intesa Sanpaolo SpA (Italy)
Series XR, 3.25%, 9/23/2024 (b)	300	317
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	200
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	724	807
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	200	197
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	335	355
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	210	210
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	315	360
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	200	199
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	700	756
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	260	257
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	200	199

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	415	417
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	1,020	1,026
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (b)	293	296
UniCredit SpA (Italy)
6.57%, 1/14/2022 (b)	350	356
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	199
Wells Fargo & Co.
4.30%, 7/22/2027	1,327	1,508
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	53	54
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	50	50

		24,945

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	1,200	1,294
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	223	240
3.80%, 5/1/2050	217	243

		1,777

Biotechnology — 0.3%
AbbVie, Inc.
2.95%, 11/21/2026	235	252
3.20%, 11/21/2029	566	610
4.05%, 11/21/2039	870	999
4.25%, 11/21/2049	180	213
Amgen, Inc.
3.15%, 2/21/2040	394	398
Biogen, Inc.
2.25%, 5/1/2030	215	214
3.15%, 5/1/2050	176	168
Gilead Sciences, Inc.
1.65%, 10/1/2030	380	364
2.60%, 10/1/2040	227	216
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	379	361

		3,795

Building Products — 0.0% (d)
Masco Corp.
2.00%, 10/1/2030	380	367

Capital Markets — 0.7%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	456	476
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	244
4.28%, 1/9/2028 (b)	995	1,106
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	735	747
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	605	606
4.25%, 10/21/2025	1,147	1,271
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,037	1,022
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	616	678
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	177	203
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	370	367
Morgan Stanley
5.00%, 11/24/2025	1,625	1,858
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	270	265
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	219	265
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	150	157
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	450	438

		9,703

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	170	219
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050 (b)	269	282
LYB International Finance III LLC
1.25%, 10/1/2025	113	113
3.38%, 5/1/2030	165	179
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	95	125

		918

Commercial Services & Supplies — 0.0% (d)
Republic Services, Inc.
1.75%, 2/15/2032	310	294

Construction & Engineering — 0.0% (d)
Quanta Services, Inc.
2.35%, 1/15/2032	270	264

Construction Materials — 0.0% (d)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	387	394

Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	300	313
6.50%, 7/15/2025	205	238

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.63%, 10/15/2027	810	903
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	105	107
2.88%, 2/15/2025 (b)	171	176
5.50%, 1/15/2026 (b)	530	593
2.13%, 2/21/2026 (b)	115	114
4.25%, 4/15/2026 (b)	20	22
2.53%, 11/18/2027 (b)	916	900
Capital One Financial Corp.
3.80%, 1/31/2028	402	447
General Motors Financial Co., Inc.
1.25%, 1/8/2026	328	323
4.35%, 1/17/2027	79	89
2.70%, 6/10/2031	95	95
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	505	528
5.50%, 2/15/2024 (b)	49	53

		4,901

Containers & Packaging — 0.0% (d)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	198	198

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	895	1,075
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	946	1,024
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (b)	345	346
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	393	408
3.13%, 11/7/2049	205	212

		3,065

Diversified Telecommunication Services — 0.3%
AT&T, Inc.
2.30%, 6/1/2027	522	540
2.75%, 6/1/2031	690	708
3.50%, 6/1/2041	518	532
3.55%, 9/15/2055	210	207
Verizon Communications, Inc.
2.10%, 3/22/2028	210	213
3.15%, 3/22/2030	496	530
2.65%, 11/20/2040	185	174
3.85%, 11/1/2042	634	698

		3,602

Electric Utilities — 0.4%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	125	152
Duke Energy Corp.
3.40%, 6/15/2029	361	390
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	97	100
Edison International
5.75%, 6/15/2027	195	225
Emera US Finance LP (Canada)
4.75%, 6/15/2046	197	232
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	845	936
Entergy Arkansas LLC
2.65%, 6/15/2051	72	67
Entergy Louisiana LLC
4.00%, 3/15/2033	150	172
2.90%, 3/15/2051	60	59
Evergy, Inc.
2.90%, 9/15/2029	394	414
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	179	210
Fortis, Inc. (Canada)
3.06%, 10/4/2026	251	269
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	126	132
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	182	200
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	98	108
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	253	235
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	90	91
2.45%, 12/2/2027 (b)	305	310
OGE Energy Corp.
0.70%, 5/26/2023	105	105
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	125	125
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	426	427
1.37%, 3/10/2023	425	424
3.45%, 7/1/2025	120	125
2.95%, 3/1/2026	75	77
3.75%, 8/15/2042 (e)	71	64
4.30%, 3/15/2045	65	64
PacifiCorp
4.15%, 2/15/2050	113	134
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	176	174
Series C, 4.13%, 3/1/2048	121	132

		6,153

Electrical Equipment — 0.0% (d)
Eaton Corp.
4.15%, 11/2/2042	272	320

Energy Equipment & Services — 0.0% (d)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	263	287
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	264	291

		578

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entertainment — 0.1%
Walt Disney Co. (The)
2.65%, 1/13/2031	338	353
3.50%, 5/13/2040	327	361

		714

Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	401	436
American Tower Corp.
1.50%, 1/31/2028	155	150
1.88%, 10/15/2030	928	892
3.10%, 6/15/2050	117	115
2.95%, 1/15/2051	76	72
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	141
2.50%, 8/16/2031	80	79
Corporate Office Properties LP
2.75%, 4/15/2031	225	227
Crown Castle International Corp.
3.10%, 11/15/2029	394	414
CubeSmart LP
2.00%, 2/15/2031	441	429
Digital Realty Trust LP
3.70%, 8/15/2027	344	382
Equinix, Inc.
2.90%, 11/18/2026	284	301
Federal Realty Investment Trust
1.25%, 2/15/2026	191	189
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	379	363
Healthpeak Properties, Inc.
2.88%, 1/15/2031	394	411
Life Storage LP
2.40%, 10/15/2031	220	218
Mid-America Apartments LP
3.60%, 6/1/2027	350	386
Office Properties Income Trust
2.40%, 2/1/2027	275	272
Realty Income Corp.
1.80%, 3/15/2033	220	208
Sabra Health Care LP
3.20%, 12/1/2031	160	157
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (b)	510	553
UDR, Inc.
2.10%, 8/1/2032	380	365
1.90%, 3/15/2033	50	46
WP Carey, Inc.
4.25%, 10/1/2026	115	129
2.40%, 2/1/2031	148	146
2.25%, 4/1/2033	10	10

		7,091

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	515	515
0.95%, 2/10/2026 (b)	120	118
1.30%, 2/10/2028 (b)	96	92
2.50%, 2/10/2041 (b)	99	91
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	394	410
3.44%, 5/13/2041 (b)	200	206
3.63%, 5/13/2051 (b)	225	232
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (b)	100	110
Kroger Co. (The)
3.95%, 1/15/2050	213	242
Sysco Corp.
2.40%, 2/15/2030	546	554

		2,570

Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	285	289
Conagra Brands, Inc.
1.38%, 11/1/2027	357	348
Mondelez International, Inc.
1.88%, 10/15/2032	244	234
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	403	405
Tyson Foods, Inc.
3.55%, 6/2/2027	269	297

		1,573

Gas Utilities — 0.0% (d)
Atmos Energy Corp.
0.63%, 3/9/2023	75	75
2.85%, 2/15/2052	175	167
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	176	169

		411

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
4.67%, 6/6/2047	63	79
3.79%, 5/20/2050	207	231
Boston Scientific Corp.
4.00%, 3/1/2029	132	150
4.55%, 3/1/2039	127	154
DH Europe Finance II SARL
3.25%, 11/15/2039	103	110
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	401	438

		1,162

Health Care Providers & Services — 0.3%
Anthem, Inc.
2.25%, 5/15/2030	387	388
Banner Health
1.90%, 1/1/2031	246	244
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	150	157
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	185	180
CommonSpirit Health
1.55%, 10/1/2025	65	65
2.78%, 10/1/2030	150	155
3.91%, 10/1/2050	65	71

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CVS Health Corp.
4.88%, 7/20/2035	170	207
HCA, Inc.
5.25%, 6/15/2026	858	986
3.50%, 7/15/2051	175	173
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	130	143
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	40	43
MultiCare Health System
2.80%, 8/15/2050	113	112
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	135	140
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	165	160
Quest Diagnostics, Inc.
2.80%, 6/30/2031	286	299
Universal Health Services, Inc.
2.65%, 1/15/2032 (b)	160	158
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	300	303

		3,984

Hotels, Restaurants & Leisure — 0.0% (d)
Starbucks Corp.
3.35%, 3/12/2050	205	213

Household Durables — 0.0% (d)
Lennar Corp.
4.50%, 4/30/2024	65	70
5.00%, 6/15/2027	441	512

		582

Household Products — 0.0% (d)
Kimberly-Clark Corp.
3.70%, 6/1/2043	270	304

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (b)	650	662
Exelon Generation Co. LLC
3.25%, 6/1/2025	788	840
Southern Power Co.
5.15%, 9/15/2041	205	251

		1,753

Industrial Conglomerates — 0.1%
General Electric Co.
3.45%, 5/1/2027	394	432
Roper Technologies, Inc.
1.75%, 2/15/2031	380	362

		794

Insurance — 0.3%
American International Group, Inc.
3.40%, 6/30/2030	264	288
4.38%, 6/30/2050	194	239
Athene Global Funding
0.95%, 1/8/2024 (b)	530	532
2.75%, 6/25/2024 (b)	282	296
1.45%, 1/8/2026 (b)	400	401
Brown & Brown, Inc.
2.38%, 3/15/2031	386	385
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (b)	285	291
F&G Global Funding
1.75%, 6/30/2026 (b)	140	141
MassMutual Global Funding II
1.55%, 10/9/2030 (b)	220	211
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	408	457
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	150	151
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	393	413

		3,805

IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026 (b)	156	154
2.30%, 9/14/2031 (b)	279	271
Global Payments, Inc.
3.20%, 8/15/2029	120	127
International Business Machines Corp.
4.00%, 6/20/2042	162	187

		739

Leisure Products — 0.0% (d)
Hasbro, Inc.
3.90%, 11/19/2029	232	256

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	255	249

Machinery — 0.0% (d)
Otis Worldwide Corp.
3.11%, 2/15/2040	263	270

Media — 0.3%
Charter Communications Operating LLC
2.80%, 4/1/2031	686	688
3.70%, 4/1/2051	403	392
Comcast Corp.
1.50%, 2/15/2031	800	759
3.25%, 11/1/2039	332	351
2.80%, 1/15/2051	172	163
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	220	209
2.95%, 10/1/2050 (b)	185	174
Discovery Communications LLC
3.63%, 5/15/2030	342	371
ViacomCBS, Inc.
4.00%, 1/15/2026	203	224
4.38%, 3/15/2043	210	240
5.85%, 9/1/2043	65	89

		3,660

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	235	251
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	315	309

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Steel Dynamics, Inc.
1.65%, 10/15/2027	244	241
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	265	274

		1,075

Multiline Retail — 0.1%
Dollar General Corp.
4.13%, 4/3/2050	193	226
Kohl’s Corp.
3.38%, 5/1/2031	291	299
Nordstrom, Inc.
4.25%, 8/1/2031	217	220

		745

Multi-Utilities — 0.0% (d)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	184	176
Consumers Energy Co.
3.25%, 8/15/2046	97	102
WEC Energy Group, Inc.
1.38%, 10/15/2027	199	195

		473

Oil, Gas & Consumable Fuels — 0.9%
Boardwalk Pipelines LP
4.45%, 7/15/2027	165	186
BP Capital Markets America, Inc.
3.63%, 4/6/2030	614	685
2.77%, 11/10/2050	187	173
Chevron Corp.
2.98%, 5/11/2040	394	407
Chevron USA, Inc.
3.25%, 10/15/2029	220	241
Cimarex Energy Co.
3.90%, 5/15/2027	125	137
ConocoPhillips
3.75%, 10/1/2027 (b)	189	211
Diamondback Energy, Inc.
3.25%, 12/1/2026	315	337
Enable Midstream Partners LP
3.90%, 5/15/2024 (e)	720	765
4.40%, 3/15/2027	345	382
5.00%, 5/15/2044 (e)	420	461
Energy Transfer LP
3.90%, 7/15/2026	592	646
Enterprise Products Operating LLC
4.45%, 2/15/2043	287	331
Exxon Mobil Corp.
3.00%, 8/16/2039	593	613
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	140	142
4.32%, 12/30/2039 (b)	100	103
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (b)	200	199
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	455	467
3.45%, 10/15/2027 (b)	259	273
HollyFrontier Corp.
2.63%, 10/1/2023	182	188
5.88%, 4/1/2026	97	111
Lundin Energy Finance BV (Netherlands)
3.10%, 7/15/2031 (b)	200	203
MPLX LP
2.65%, 8/15/2030	368	369
4.50%, 4/15/2038	205	229
NGPL PipeCo LLC
3.25%, 7/15/2031 (b)	155	159
ONEOK, Inc.
2.20%, 9/15/2025	235	240
Phillips 66 Partners LP
3.55%, 10/1/2026	194	209
Pioneer Natural Resources Co.
1.90%, 8/15/2030	249	238
Plains All American Pipeline LP
4.65%, 10/15/2025	511	566
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	402	456
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	358	370
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	394	401
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	402	456

		10,954

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	45	67
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	270	299
4.13%, 6/15/2039	225	270
2.35%, 11/13/2040	426	406
Merck & Co., Inc.
2.35%, 6/24/2040	282	268
Royalty Pharma plc
1.75%, 9/2/2027	69	69
3.30%, 9/2/2040	171	170
3.55%, 9/2/2050	114	112
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	990	1,006
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	200	220
Viatris, Inc.
3.85%, 6/22/2040 (b)	229	245
4.00%, 6/22/2050 (b)	155	165

		3,297

Professional Services — 0.0% (d)
IHS Markit Ltd.
4.25%, 5/1/2029	233	266

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	191	216
Kansas City Southern
4.70%, 5/1/2048	143	177

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Norfolk Southern Corp.
3.05%, 5/15/2050	187	186
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	451	446
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	400	401
Union Pacific Corp.
3.55%, 8/15/2039	270	301

		1,727

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
2.80%, 10/1/2041	171	171
Broadcom, Inc.
1.95%, 2/15/2028 (b)	418	413
4.15%, 11/15/2030	1,102	1,220
3.19%, 11/15/2036 (b)	59	59
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	205	205
0.98%, 9/1/2024 (b)	280	280
NXP BV (China)
2.50%, 5/11/2031 (b)	260	262
3.25%, 5/11/2041 (b)	265	272
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	280	261
Xilinx, Inc.
2.38%, 6/1/2030	165	168

		3,311

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	65	64
Oracle Corp.
2.30%, 3/25/2028	90	92
2.95%, 4/1/2030	498	521
3.80%, 11/15/2037	479	517
VMware, Inc.
1.40%, 8/15/2026	308	307
4.70%, 5/15/2030	320	377

		1,878

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	237	257
Lowe’s Cos., Inc.
1.70%, 9/15/2028	248	246
1.70%, 10/15/2030	160	153
3.70%, 4/15/2046	402	439
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	408	457
Tractor Supply Co.
1.75%, 11/1/2030	390	374

		1,926

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	489	541
Dell International LLC
6.20%, 7/15/2030	762	975

		1,516

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,045	1,046

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	285	273
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	384
4.39%, 8/15/2037	100	107
3.73%, 9/25/2040	315	304

		1,068

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	345	366
2.88%, 1/15/2026	180	188
1.88%, 8/17/2026	495	494

		1,048

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico)
2.88%, 5/7/2030	200	208
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	270	280
T-Mobile USA, Inc.
2.55%, 2/15/2031	876	880
3.00%, 2/15/2041	543	525

		1,893

TOTAL CORPORATE BONDS (Cost $135,462)		134,119

MORTGAGE-BACKED SECURITIES — 5.9%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	454	493
Pool # QB4026, 2.50%, 10/1/2050	1,830	1,912
Pool # QB4045, 2.50%, 10/1/2050	1,219	1,262
Pool # QB4484, 2.50%, 10/1/2050	672	704
Pool # QB4542, 2.50%, 10/1/2050	652	683
Pool # RA4224, 3.00%, 11/1/2050	254	269
Pool # QB8503, 2.50%, 2/1/2051	701	724
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,612	1,828
Pool # FM3118, 3.00%, 5/1/2050	456	488
Pool # BQ2894, 3.00%, 9/1/2050	1,029	1,083
Pool # BQ3996, 2.50%, 10/1/2050	768	800

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BQ5243, 3.50%, 10/1/2050	366	388
Pool # CA7398, 3.50%, 10/1/2050	1,133	1,222
Pool # CA8637, 4.00%, 1/1/2051	1,805	1,996
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	425	501
Pool # BL8639, 1.09%, 4/1/2028	590	577
Pool # AM5319, 4.34%, 1/1/2029	388	445
Pool # BL5457, 2.57%, 7/1/2029	670	713
Pool # BS0448, 1.27%, 12/1/2029	881	861
Pool # BL9748, 1.60%, 12/1/2029	344	343
Pool # AN7593, 2.99%, 12/1/2029	260	283
Pool # AN8285, 3.11%, 3/1/2030	265	292
Pool # AM8544, 3.08%, 4/1/2030	117	128
Pool # BL9045, 1.58%, 7/1/2030	909	903
Pool # BL9251, 1.45%, 10/1/2030	680	667
Pool # BL9891, 1.37%, 12/1/2030	495	483
Pool # AN6149, 3.14%, 7/1/2032	810	900
Pool # BM3226, 3.44%, 10/1/2032 (f)	1,120	1,259
Pool # AN7923, 3.33%, 1/1/2033	505	571
Pool # AN9067, 3.51%, 5/1/2033	275	312
Pool # BL1012, 4.03%, 12/1/2033	265	317
Pool # BL0900, 4.08%, 2/1/2034	155	185
Pool # AN4430, 3.61%, 1/1/2037	555	624
Pool # BF0230, 5.50%, 1/1/2058	1,469	1,760
Pool # BF0497, 3.00%, 7/1/2060	676	720
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 10/25/2036 (g)	915	942
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (g)	4,255	4,387
TBA, 2.50%, 12/25/2051 (g)	8,955	9,194
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,031	1,121
Pool # BR3929, 3.50%, 10/20/2050	451	496
Pool # BW1726, 3.50%, 10/20/2050	619	672
Pool # BS8546, 2.50%, 12/20/2050	1,684	1,764
Pool # BR3928, 3.00%, 12/20/2050	793	866
Pool # BU7538, 3.00%, 12/20/2050	655	716
Pool # 785294, 3.50%, 1/20/2051	1,647	1,813
Pool # CA8452, 3.00%, 2/20/2051	1,950	2,093
Pool # CB1543, 3.00%, 2/20/2051	1,361	1,448
Pool # CA3588, 3.50%, 2/20/2051	1,287	1,391
Pool # CB1536, 3.50%, 2/20/2051	1,515	1,649
Pool # CB1542, 3.00%, 3/20/2051	1,059	1,127
Pool # CB4433, 3.00%, 3/20/2051	1,751	1,830
Pool # CC0070, 3.00%, 3/20/2051	230	245
Pool # CC8726, 3.00%, 3/20/2051	292	317
Pool # CC8738, 3.00%, 3/20/2051	357	384
Pool # CC8723, 3.50%, 3/20/2051	1,729	1,880
Pool # CC0088, 4.00%, 3/20/2051	289	311
Pool # CC0092, 4.00%, 3/20/2051	335	362
Pool # CC8727, 3.00%, 4/20/2051	525	559
Pool # CC8739, 3.00%, 4/20/2051	1,225	1,314
Pool # CC8740, 3.00%, 4/20/2051	1,101	1,177
Pool # CC8751, 3.00%, 4/20/2051	243	260
Pool # CA3563, 3.50%, 7/20/2051	832	909
Pool # CE2586, 3.50%, 7/20/2051	1,251	1,362
Pool # MA7534, 2.50%, 8/20/2051	13,301	13,731
GNMA II, Other
Pool # 785183, 2.93%, 10/20/2070 (f)	840	880

TOTAL MORTGAGE-BACKED SECURITIES (Cost $82,545)		81,896

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds
1.13%, 5/15/2040	3,013	2,604
1.13%, 8/15/2040	5,272	4,537
1.88%, 2/15/2041	935	915
2.25%, 5/15/2041	259	269
2.25%, 8/15/2046	725	749
1.38%, 8/15/2050	13,122	11,072
1.63%, 11/15/2050	1,919	1,724
1.88%, 2/15/2051	740	706
2.38%, 5/15/2051	60	64
U.S. Treasury Notes
1.38%, 1/31/2022 (h)	3,009	3,023
1.75%, 7/31/2024	10,435	10,810
0.25%, 8/31/2025	10,325	10,114
0.38%, 11/30/2025	1,492	1,464
0.50%, 2/28/2026	3,915	3,849
0.88%, 6/30/2026	572	570
0.50%, 8/31/2027	8,504	8,185
1.13%, 2/29/2028	2,260	2,246
1.25%, 3/31/2028	1,635	1,635
1.25%, 4/30/2028	4,015	4,012
1.00%, 7/31/2028	1,720	1,687
0.63%, 8/15/2030	1,301	1,210
0.88%, 11/15/2030	955	906
1.13%, 2/15/2031	2,695	2,610
1.63%, 5/15/2031	455	460
U.S. Treasury STRIPS Bonds
1.01%, 8/15/2026 (i)	2,030	1,927
1.13%, 5/15/2027 (i)	2,065	1,930

TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,044)		79,278

ASSET-BACKED SECURITIES — 5.0%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	592	593
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	675	676
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	560	559
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	463	463
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	530	531
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (e)	875	874
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	635	638
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	569	573
Series 2016-3, Class AA, 3.00%, 10/15/2028	755	753
Series 2019-1, Class AA, 3.15%, 2/15/2032	367	371
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	507	507
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	265	265
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	705	710
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	625	627
Series 2020-3, Class C, 1.06%, 8/18/2026	295	297
AMSR Trust
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	645	641
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	250	263
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	201	202
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	239	242
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	691	694
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	943	948
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	390	389
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	270	273
Carvana Auto Receivables Trust
Series 2020-P1, Class C, 1.32%, 11/9/2026	375	374
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	436	439
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (f)	266	267
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	170	171

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	197	197
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	230	230
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	540	541
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	1,405	1,416
Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	645	664
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	935	938
Series 2021-3A, Class A, 1.00%, 5/15/2030 (b)	940	941
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	293	294
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	10	10
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	210	210
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	405	404
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	165	171
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	221	221
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	315	315
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	330	330
Series 2021-1A, Class B, 0.50%, 2/18/2025	875	876
Series 2021-2A, Class C, 0.98%, 6/15/2026	610	611
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	246	246
First Investors Auto Owner Trust
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	330	330
Flagship Credit Auto Trust
Series 2021-2, Class A, 0.37%, 12/15/2026 (b)	1,326	1,326
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	410	409
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	525	529
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	169	169
Series 2021-2, Class A, 0.68%, 6/19/2028 (b)	304	304
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (b)	655	657
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	572	575
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	250	251
Lakeview CDO LLC
1.83%, 11/10/2032 ‡ (f)	154	154
2.33%, 11/10/2032 ‡ (f)	330	330
Lendingpoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,079	1,090
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	1,398	1,398
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	370	370
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	1,235	1,235
Series 2021-B, Class B, 1.68%, 2/15/2029 (b)	430	430
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	473	473
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	900	917
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	850	857
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (b)	294	294
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	666	667
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	910	913
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	725	725
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	525	524
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	693	701
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	464	466
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,244	1,249

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	470	474
Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	631	631
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	230	243
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	202	203
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	1,660	1,661
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	164	166
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	1,224	1,227
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	1,350	1,350
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	1,298	1,297
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	660	664
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b) (e)	605	605
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	1,398	1,398
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	440	437
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	310	307
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 ‡ (b)	1,775	1,770
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	770	770
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	515	529
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	445	443
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	420	423
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	1,298	1,299
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	270	270
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	310	310
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	168	167
Series 2019-2, Class B, 3.50%, 5/1/2028	421	414
Series 2016-2, Class A, 3.10%, 10/7/2028	173	173
Series 2018-1, Class A, 3.70%, 3/1/2030	447	452
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	237	239
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	706	710
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	212	212
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	390	391
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (e)	435	437
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	461	461
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	444	444
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	432	432
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	1,729	1,734
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	1,478	1,479
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	694	696
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	737	738
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	1,122	1,123
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	1,329	1,329
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	245	247
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	340	345

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	1,245	1,250

TOTAL ASSET-BACKED SECURITIES (Cost $69,057)		69,248

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Bayview Finance LLC
0.00%, 7/12/2033 ‡	898	898
Bayview Financing Trust
Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (b) (f)	66	66
Bayview Opportunity Master Fund Trust
Series 2014-1SBC, 1.60%, 1/10/2031 ‡ (f)	61	61
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,046	1,045
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (f)	1,019	1,019
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	999	1,002
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	363	414
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	156	177
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	290	313
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,058	2,184
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	736	841
GNMA
Series 2015-H11, Class FC, 0.64%, 5/20/2065 (f)	547	549
Series 2021-H14, Class YD, 8.72%, 6/20/2071 (f)	755	1,018
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	414	415
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (f)	260	259
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (e)	549	553
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (f)	717	718
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	514	546
Series 2019-2, Class M55D, 4.00%, 8/25/2058	695	756
Series 2019-3, Class M55D, 4.00%, 10/25/2058	517	563
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	1,229	1,301
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	1,342	1,416
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (e)	250	251
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	1,553	1,583
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (b)	260	260
Series 2021-2, Class A, 2.35%, 10/17/2027 (b)	835	835

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,934)		19,043

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (f)	550	548
Series 2021-FL4, Class AS, 1.19%, 12/18/2037 (b) (f)	455	454
BPR Trust
Series 2021-KEN, Class A, 1.33%, 2/15/2029 (b) (f)	335	335
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (b) (f)	700	702
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	649	714
Series K-1510, Class A2, 3.72%, 1/25/2031	235	273
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	253	250
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (f)	1,317	176
FREMF Mortgage Trust
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (f)	35	37
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (f)	330	362

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-K722, Class B, 3.99%, 7/25/2049 (b) (f)	180	188
Series 2017-K728, Class C, 3.76%, 11/25/2050 (b) (f)	185	194
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 0.88%, 12/15/2037 ‡ (b) (f)	470	470
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	725	749

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,481)		5,452

FOREIGN GOVERNMENT SECURITIES — 0.1%
Republic of Colombia (Colombia)
4.00%, 2/26/2024	250	261
Republic of Panama (Panama)
3.16%, 1/23/2030	250	258
Republic of Peru (Peru)
2.78%, 12/1/2060	125	106
United Mexican States (Mexico)
2.66%, 5/24/2031	848	818

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,511)		1,443

	Shares (000)
SHORT-TERM INVESTMENTS — 4.8%
INVESTMENT COMPANIES — 4.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (j) (Cost $66,894)	66,894	66,894

Total Investments — 100.9% (Cost $1,308,703)		1,411,562
Liabilities in Excess of Other Assets — (0.9)%		(12,671)

Net Assets — 100.0%		1,398,891

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.

(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The rate shown is the effective yield as of September 30, 2021.
(j)	The rate shown is the current yield as of September 30, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	155	12/2021	EUR	7,225	(242)
FTSE 100 Index	39	12/2021	GBP	3,701	1
S&P 500 E-Mini Index	64	12/2021	USD	13,768	(469)
U.S. Treasury 10 Year Note	335	12/2021	USD	44,125	(383)

					(1,093)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below:  (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$60,458	$8,790	$69,248
Collateralized Mortgage Obligations	—	15,301	3,742	19,043
Commercial Mortgage-Backed Securities	—	4,982	470	5,452
Corporate Bonds	—	134,119	—	134,119
Exchange-Traded Funds	389,073	—	—	389,073
Foreign Government Securities	—	1,443	—	1,443
Investment Companies	565,116	—	—	565,116
Mortgage-Backed Securities	—	81,896	—	81,896
U.S. Treasury Obligations	—	79,278	—	79,278
Short-Term Investments
Investment Companies	66,894	—	—	66,894

Total Investments in Securities	$1,021,083	$377,477	$13,002	$1,411,562

Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1
Depreciation in Other Financial Instruments
Futures Contracts	(1,094)	—	—	(1,094)

Total Net Appreciation Depreciation in Other Financial Instruments	$(1,093)	$—	$—	$(1,093)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021
Investments in Securities:
Asset-Backed Securities	$9,551	$—	$(16)	$— (a)	$370	$(1,277)	$998	$(836)	$8,790
Collateralized Mortgage Obligations	3,691	—	(5)	(1)	910	(853)	—	—	3,742
Commercial Mortgage-Backed Securities	470	—	— (a)	—	—	—	—	—	470

Total	$13,712	$—	$(21)	$(1)	$1,280	$(2,130)	$998	$(836)	$13,002

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(17).

There were no significant transfers into or out of level 3 for the period ended September 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$8,305	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (11.00%)

			Yield (Discount Rate of Cash Flows)	0.84% - 2.82% (2.05%)
Asset-Backed Securities	8,305

	2,716	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)

			Constant Default Rate	0.00% - 0.50% (0.26%)
			Yield (Discount Rate of Cash Flows)	1.21% - 1.49% (1.35%)
Collateralized Mortgage Obligations	2,716

	470	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.62% (1.62%)

Commercial Mortgage-Backed Securities	470

Total	$11,491

# The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30 2021, the value of these investments was $1,511. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$141,085	$—	$2,194	$234	$(2,328)	$136,797	2,325	$760	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	29,400	—	2,204	321	(124)	27,393	285	188	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	28,495	—	—	—	(707)	27,788	317	65	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	19,674	—	—	—	(996)	18,678	291	54	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	27,986	312	1,176	(21)	(514)	26,587	3,365	312	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	27,937	504	1,123	(27)	(650)	26,641	3,398	504	—
JPMorgan Equity Index Fund Class R6 Shares (a)	135,154	50,411	—	—	(1,028)	184,537	2,817	573	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	18,902	170	—	—	1	19,073	2,129	171	—
JPMorgan High Yield Fund Class R6 Shares (a)	50,865	620	3,820	82	(221)	47,526	6,502	621	—
JPMorgan High Yield Research Enhanced ETF (a)	60,856	2,202	2,178	25	(310)	60,595	1,164	640	—
JPMorgan Income Fund Class R6 Shares (a)	38,004	368	2,439	(24)	(214)	35,695	3,757	368	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	108,783	786	2,152	33	871	108,321	9,883	785	—
JPMorgan Managed Income Fund Class L Shares (a)	1	—	1	—	—	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	120,312	482	3,814	(12)	(232)	116,736	11,875	484	—
JPMorgan U.S. Aggregate Bond ETF (a)	74,074	2,793	19,510	117	(332)	57,142	1,053	232	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	68,887	98,661	100,654	—	—	66,894	66,894	5	—
JPMorgan U.S. Value Factor ETF (a)	73,085	—	59,141	1,760	(1,616)	14,088	397	234	—

Total	$1,023,500	$157,309	$200,406	$2,488	$(8,400)	$974,491		$5,996	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.